WARRANTS (Details Narrative)			1 Months Ended			13 Months Ended
	Mar. 04, 2021 $ / shares	Oct. 02, 2020 CAD ($) shares	Jul. 22, 2021 $ / shares	Feb. 19, 2021 $ / shares	Nov. 17, 2020 $ / shares	Dec. 31, 2021 $ / shares shares	Apr. 14, 2022 $ / shares	Jul. 22, 2021 CAD ($) $ / shares shares	Mar. 04, 2021 CAD ($) $ / shares shares	Feb. 19, 2021 CAD ($) $ / shares shares	Nov. 17, 2020 CAD ($) $ / shares shares	Oct. 02, 2020 USD ($) $ / shares shares
Statement [Line Items]
Purchase Price Of Common Shares | $ / shares						$ 0.60
Warrants Issued | shares		(157,985)										(157,985)
Share Price | $ / shares							$ 0.05
Dividend Yield						0.00%
Expected Volatility						100.00%
Risk-free Interest Rate						0.25%
Broker Warrants | shares						46,186,841
Private Placement
Statement [Line Items]
Purchase Price Of Common Shares | $ / shares	$ 0.60		$ 0.60	$ 0.60	$ 0.40							$ 0.40
Warrants Issued | shares		12,032,900						21,250,000	8,350,000	1,190,738	600,000	12,032,900
Fair Value Of The Warrants | $		$ 762,766						$ 1,045,787	$ 767,257	$ 109,470	$ 38,055
Share Price | (per share)								$ 0.40	$ 0.42	$ 0.34	$ 0.187	$ 0.187
Dividend Yield	0.00%	0.00%	0.00%	0.00%	0.00%
Expected Volatility	52.60%	100.00%	46.60%	52.80%	100.00%
Risk-free Interest Rate	0.48%	0.25%	0.45%	0.30%	0.27%
Expected Life	3 years	2 years	2 years	3 years	2 years
Broker Warrants | shares		420,000						1,487,500	1,169,000	166,703		420,000
Broker Warrants, Amount								$ 97,237	$ 93,436	$ 13,333		$ 26,640
Exercise Prices | $ / shares			$ 0.40